Right-of-use assets	12 Months Ended
Jun. 30, 2021
Right-of-use assets
Right-of-use assets

15 Right-of-use assets

The analysis of the net book value of right-of-use assets by class of underlying asset is as follows:

		Warehouse
	Property	equipment
	(Note (i))	(Note (ii))	Total
	RMB’000	RMB’000	RMB’000
Cost:
At July 1, 2019	617,615	14,716	632,331
Additions	282,451	15,180	297,631
Derecognition	(66,578)	(5,099)	(71,677)
Exchange adjustments	(831)	60	(771)

At June 30, 2020	832,657	24,857	857,514
Acquisitions through business combination	36,632	—	36,632
Additions	392,648	11,305	403,953
Derecognition	(155,478)	(24,179)	(179,657)
Exchange adjustments	(29,042)	(281)	(29,323)

At June 30, 2021	1,077,417	11,702	1,089,119

Accumulated depreciation:
At July 1, 2019	(148,198)	(7,630)	(155,828)
Charge for the year	(203,662)	(10,455)	(214,117)
Derecognition	51,458	5,099	56,557
Exchange adjustments	1,401	(32)	1,369

At June 30, 2020	(299,001)	(13,018)	(312,019)

Charge for the year	(205,344)	(8,146)	(213,490)
Derecognition	131,424	19,425	150,849
Exchange adjustments	13,033	191	13,224

At June 30, 2021	(359,888)	(1,548)	(361,436)

Impairment:
At July 1, 2019	(15,635)	—	(15,635)
Charge for the year	(26,522)	—	(26,522)
Exchange adjustments	(471)	—	(471)

At June 30, 2020	(42,628)	—	(42,628)

Charge for the year	—	—	—
Derecognition	1,759	—	1,759
Exchange adjustments	3,073	—	3,073
At June 30, 2021	(37,796)	—	(37,796)

Net book value:
At June 30, 2020	491,028	11,839	502,867

At June 30, 2021	679,733	10,154	689,887

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets by class of underlying asset:
Property	150,260	203,662	205,344
Warehouse equipment	7,609	10,455	8,146

	157,869	214,117	213,490

Interest on lease liabilities (Note 10)	22,845	26,117	26,817
Expense relating to short-term leases and other leases with remaining lease term ending on or before June 30	28,624	28,486	28,656
Variable lease payments not included in the measurement of lease liabilities	228	3,521	2,846
Covid-19 rent concessions	—	(12,802)	(42,698)

Details of total cash outflow for leases and the maturity analysis of lease liabilities are set out in Note 25(c) and Note 28, respectively.

Notes:

(i)	Property – right-of-use assets

The Group leases properties for its offices space, warehouse storage and retail stores. The leases of offices space typically run for a period of two to ten years, leases of warehouse storage typically run for two to ten years and leases of retail stores typically for two to ten years.

Variable lease payments based on sales

Some leases of self-operated stores contain variable lease payments, which typically range from 4% to 18%, after the annual sales that each store makes excess a breakpoint predetermined with landlord. These payment terms are common in retail stores in countries such as United states and Canada where the Group operates. The relative magnitude of variable lease payments to fixed payments is low given sales from most stores with variable lease payments terms did not exceed the breakpoints. The Group expects the relative proportions of variable lease payments to fixed lease payments to increase in future years when sales from these stores increase.

(ii)	Warehouse equipment – right-of-use assets

The Group leases warehouse equipment, with lease terms of two to three years.

(iii)	Rental deposits

The refundable rental deposit itself is not part of the lease payments and is in the scope of IFRS 9. Therefore, the rental deposit should be measured at fair value on initial recognition. The difference between the initial fair value and the nominal value of the deposit is an additional lease payment made by the Group and it is included in the measurement of the right-of-use assets.

(iv)	Covid-19-Related Concessions

As disclosed in Note 2(c), the Group has early adopted the Amendment to IFRS16, Leases, Covid-19-Related Concessions beyond 30 June 2021, and has applied the practical expedient introduced by the Amendment to all eligible rent concessions received by the Group during the year ended June 30, 2021.